Condensed Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance at Mar. 31, 2019		$ 17	[1]	$ 237,033	$ (237,320)	$ (270)
Beginning balance, shares at Mar. 31, 2019		16,600	[1]
Sale of common stock		$ 2	[1]	124,998		125,000
Sale of common stock, shares		2,500	[1]
Series A Preferred Stock issued in settlement of debt	$ 300		[1]	7,267		7,567
Series A Preferred Stock issued in settlement of debt, shares	300,000		[1]
Debt forgiveness by related party			[1]	1,737		1,737
Net loss			[1]		(95,774)	(95,774)
Ending balance at Mar. 31, 2020	$ 300	$ 19	[1],[2]	371,035	(333,094)	38,260
Ending balance, shares at Mar. 31, 2020	300,000	19,100	[1],[2]
Sale of common stock		$ 1	[2]	29,999		30,000
Sale of common stock, shares		600	[2]
Net loss			[2]		(22,495)	(22,495)
Ending balance at Jun. 30, 2020	$ 300	$ 20	[2]	401,034	(355,589)	45,765
Ending balance, shares at Jun. 30, 2020	300,000	19,700	[2]
Beginning balance at Mar. 31, 2020	$ 300	$ 19	[1],[2]	371,035	(333,094)	38,260
Beginning balance, shares at Mar. 31, 2020	300,000	19,100	[1],[2]
Sale of common stock		$ 871	[1]	679,129		680,000
Sale of common stock, shares		870,600	[1]
Conversion of preferred stock to common stock	$ (8)	$ 8,000	[1]	(7,992)
Conversion of preferred stock to common stock, shares	(8,000)	8,000,000	[1]
Issuance of stock to officer as bonus		$ 1,000	[1]			1,000
Issuance of stock to officer as bonus, shares		1,000,000	[1]
Net loss			[1]		(275,892)	(275,892)
Fraction shares issued due to reverse stock split			[1]
Fraction shares issued due to reverse stock split, shares		375	[1]
Ending balance at Mar. 31, 2021	$ 292	$ 9,890	[1],[2]	1,042,172	(608,986)	443,368
Ending balance, shares at Mar. 31, 2021	292,000	9,890,075	[1],[2]
Net loss			[2]		(108,782)	(108,782)
Ending balance at Jun. 30, 2021	$ 292	$ 9,890	[2]	$ 1,042,172	$ (717,768)	$ 334,586
Ending balance, shares at Jun. 30, 2021	292,000	9,890,075	[2]

[1]	Common stock adjusted to reflect 1:100 reverse stock splits effected on October 15, 2019 and June 30, 2020.
[2]	Common stock adjusted to reflect 1:100 reverse stock splits effected on October 15, 2019 and June 30, 2020.